Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 605	$ 567	$ 580
Post-Employment Benefits	33	29	30
Stock-Based Compensation Expense	49	67	9
Other Long-Term Incentive Benefits	(4)	31
Termination Benefits	9	6	63
Employee Salaries and Benefit Expenses	$ 692	$ 700	$ 682